UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one):[  ] is a restatement.
                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        KOM Capital Management, LLC
             Knoll Capital Management, L.P.
Address:     666 Fifth Avenue
             37[th] Floor
             New York, New York 10103

Form 13F File Numbers:

1)  KOM Capital Management, LLC:     028-11425
2)  Knoll Capital Management, L.P.:  028-11424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick G. O'Neill
Title: Chief Operating Officer
Phone: (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Patrick G. O'Neill, New York, New York, August 7, 2007

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers: 0



Form 13F Information Table Entry Total:  20 Data Records



Form 13F Information Table Value Total:  $309,783
                                         --------
                                          (x1000)


List of Other Included Managers:  NONE

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          Column 1               Column 2         Column 3      Column 4     Column 5            Column 6 Column 7    Column 8

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       NAME OF ISSUER            TITLE OF          CUSIP         VALUE       SHRS OR    SH/ PUT/   INV.  OTHER   VOTING AUTHORITY
                                   CLASS                        (x$1000)     PRN AMT    PR  CALL  DISCR. MNGRS.
                                                                                                                --------------------
                                                                                                                 SOLE    SHARED NONE
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
Abraxis Biosciences Inc             COM           00383E106      9177.92      412862    SH         SOLE          412862
------------------------------------------------------------------------------------------------------------------------------------
Alfacell Corp                       COM           015404106      7872.81     3149251    SH         SOLE         3149251
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ATP Oil and Gas Corp                COM           00208J108     52718.46     1083850    SH         SOLE         1083850
------------------------------------------------------------------------------------------------------------------------------------
Cano Petroleum Inc.                 COM           137801106         3900      650000    SH         SOLE          650000
------------------------------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp. New           COM           247907207     15459.23      769882    SH         SOLE          769882
------------------------------------------------------------------------------------------------------------------------------------
Emcore                              COM          290846104       8794.12     1613600    SH         SOLE         1613600
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First Marblehead Corp.              COM           320771108     26974.58      698100    SH         SOLE          698100
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Flamel Technologies SA           SPONSORED ADR    338488109      42007.9     2003238    SH         SOLE         2003238
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HudBay Minerals Inc.[*]             COM           443628102      4185.54      200000    SH         SOLE          200000
------------------------------------------------------------------------------------------------------------------------------------
Hythiam Inc                         COM           44919F104     20158.01     2351786    SH         SOLE         2351786
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Medicinova Inc                      COM          58468P206          2514      300000    SH         SOLE          300000
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Medivation Inc                      COM           58501N101     65665.98     3214194    SH         SOLE         3214194
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Novelos Therapeutics Inc.[*]        COM           67000M100        511.9      588400    SH         SOLE          588400
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Parkervision Inc                    COM           701354102     16221.33     1357434    SH         SOLE         1357434
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Silver Wheaton Corp.                COM           828336107         2338      200000    SH         SOLE          200000
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Storm Cat Energy Corp               COM           862168101       904.76      793650    SH         SOLE          793650
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Sulphco Inc                         COM           865378103     15175.71     4203800    SH         SOLE         4203800
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Todco                               COM           88889T107     13700.34      290200    SH         SOLE          290200
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US Energy Corp WYO                  COM           911805109       178.57       33193    SH         SOLE           33193
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Virgin Media Inc.                   CALL          92769L101      1323.87        6230    SH         SOLE            6230
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_______________________

* Securities of Hudbay Minerals Inc. and Novelos Therapeutics Inc. are not listed on the U.S. Securities and Exchange Commission's
Official List of 13F Securities as a 13F Security as defined in Section 13(f) of the Securities Exchange Act of 1934. However, KOM
Capital Management, LLC, has chosen to include these securities for informational purposes.
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